Commitments And Contingencies (Maturities Lease Liabilities) (Details) - USD ($)		Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019	[1]	$ 26,739
2020		53,477
2021 and beyond		49,021
Total lease payments		129,237
Less: imputed interest		(17,533)
Present value of lease liabilities		$ 111,704	$ 127,156

[1]	Excluding the six months ended June 30, 2019